IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Market Risk [line items]
Total VaR (one-day measure)	$ 11.2	$ 8.2	$ 10.6
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3	6.4	6.6
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	0.9	1.4
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.3	6.7	10.0
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9	0.7	1.1
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.0	4.9	2.3
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(11.3)	(11.4)	(10.8)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	12.8
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.4
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.8
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.6
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.9
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	7.8
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.4
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.6
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.4
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.7
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.1	9.8	13.8	$ 10.0	$ 12.3
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.5	8.5	7.0	7.5	7.9
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.0	1.1	1.6	1.0	1.9
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.4	6.0	12.2	7.2	10.0
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8	0.7	1.1	0.7	1.3
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7	4.3	5.0	4.0	3.9
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (10.3)	$ (10.8)	$ (13.1)	$ (10.4)	$ (12.7)